Principal activities and organization	12 Months Ended
Dec. 31, 2016
Principal activities and organization
Principal activities and organization

1.  Principal activities and organization

JD.com, Inc. (the “Company”), through its wholly-owned subsidiaries, variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively, the “Group”) serves consumers through its retail websites, mainly www.jd.com, and focuses on selection, price and convenience, offers programs that enable third party sellers to sell their products on its websites and to fulfill the orders either by the sellers or through the Group (known as “online marketplace”), and also offers financial services to its suppliers, third party sellers and qualified individual customers through the Group’s finance business (“JD Finance”). The Group’s principal operations and geographic markets are in the People’s Republic of China (“PRC”). The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and VIEs’ subsidiaries.

As of December 31, 2016, the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

	Equity interest held	Place and Date of incorporation or date of acquisition
Subsidiaries
Beijing Jingdong Century Trade Co., Ltd. (“Jingdong Century”)	100%	Beijing, China, April 2007
Guangzhou Jingdong Trading Co., Ltd.	100%	Guangzhou, China, July 2007
Shanghai Yuanmai Trading Co., Ltd.	100%	Shanghai, China, August 2007
Jiangsu Jingdong Information Technology Co., Ltd.	100%	Jiangsu, China, June 2009
Chengdu Jingdong Century Trading Co., Ltd. (“Chengdu Century”)	100%	Chengdu, China, December 2009
Beijing Jingdong Century Information Technology Co., Ltd.	100%	Beijing, China, September 2010
Wuhan Jingdong Century Trading Co., Ltd.	100%	Wuhan, China, February 2011
Shanghai Shengdayuan Information Technology Co., Ltd. (“Shanghai Shengdayuan”)	100%	Shanghai, China, April 2011
Jingdong E-Commerce (Express) Hong Kong Co., Ltd.	100%	Hong Kong, China, August 2011
Jingdong Technology Group Corporation	100%	Cayman Islands, November 2011
Shenyang Jingdong Century Trading Co., Ltd.	100%	Shenyang, China, January 2012
Jingdong Logistics Group Corporation	100%	Cayman Islands, January 2012
Jingdong E-Commerce (Logistics) Hong Kong Co., Ltd.	100%	Hong Kong, China, February 2012
Jingdong E-Commerce (Trade) Hong Kong Co., Ltd.	100%	Hong Kong, China, February 2012
JD.com International Limited(“JD International”)	100%	Hong Kong, China, February 2012
Beijing Jingdong Shangke Information Technology Co., Ltd. (“Beijing Shangke”)	100%	Beijing, China, March 2012
Tianjin Star East Co., Ltd.	100%	Tianjin, China, April 2012
Beijing Jingbangda Trade Co., Ltd.	100%	Beijing, China, August 2012
Shanghai Jinghui Microcredit Co., Ltd.	100%	Shanghai, China, December 2013
Chongqing Jingdong Haijia E-commerce Co., Ltd. (“Chongqing Haijia”)	100%	Chongqing, China, June 2014
Beijing Jinghui Microcredit Co., Ltd.	100%	Beijing, China, September 2014

Place and Date of incorporation or date of acquisition
VIEs
Beijing Jingdong 360 Degree E-commerce Co., Ltd. (“Jingdong 360”)	Beijing, China, April 2007
Fortune Rising Holdings Ltd. (“Fortune Rising”)	British Virgin Islands, May 2008
Jiangsu Yuanzhou E-commerce Co., Ltd. (“Jiangsu Yuanzhou”)	Jiangsu, China, September 2010
Suqian Limao Donghong Investment Management Co., Ltd. (“Suqian Limao”)	Jiangsu, China, December 2015

VIEs’ Subsidiaries
Beijing Jingdong Financial Technology Holding Co., Ltd. (formerly known as Beijing Jingdong Shangboguangyi Investment Management Co., Ltd. )	Beijing, China, September 2012
Chinabank Payment Business Services Co., Ltd. (“Chinabank Payment”)	Beijing, China, Acquired in October 2012
Chinabank Payment Technology Co., Ltd. (“Chinabank Payment Technology”)	Beijing, China, Acquired in October 2012
Shanghai Banghui Commercial Factoring Co., Ltd.	Shanghai, China, June 2013

•	Organization

The Company was incorporated in the British Virgin Islands (“BVI”) in November 2006 and was re-domiciled in the Cayman Islands in January 2014 as an exempted company registered under the laws of the Cayman Islands.

In April 2007 and April 2011, the Company established Jingdong Century and Shanghai Shengdayuan as wholly foreign-owned enterprises in the PRC, respectively. In April 2007, September 2010 and December 2015, Jingdong 360, Jiangsu Yuanzhou and Suqian Limao were incorporated in the PRC, respectively. The paid-in capital of each of these entities was funded by the Company, and they were established to facilitate the Group’s operation and business expansion plans and comply with the PRC laws and regulations which prohibit or restrict foreign ownership of the companies where the PRC operating licenses are required. By entering into a series of agreements, Jingdong 360 and Jiangsu Yuanzhou became VIEs of Jingdong Century and Suqian Limao became a VIE of a certain wholly owned subsidiary of Shanghai Shengdayuan. Consequently, Jingdong Century became the primary beneficiary of Jingdong 360 and Jiangsu Yuanzhou, and the wholly owned subsidiary of Shanghai Shengdayuan became the primary beneficiary of Suqian Limao. In December 2016, the original Suqian Limao agreements were terminated, and concurrently, a certain wholly owned subsidiary of JD International entered into a series of contractual arrangements with Suqian Limao and its shareholders, which substantially similar to the original Suqian Limao agreements. Consequently, the wholly owned subsidiary of JD International became the primary beneficiary of Suqian Limao.

In May 2008, Fortune Rising, a BVI incorporated company and a consolidated variable interest entity of the Group, was established by the Group to facilitate the adoption of the Company’s stock incentive plans.

•	Variable interest entities

In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of internet content and other restricted businesses, the Group operates its websites and other restricted businesses in the PRC through certain PRC domestic companies, whose equity interests are held by certain management members of the Group (“Nominee Shareholders”). The Group obtained control over these PRC domestic companies by entering into a series of Contractual Arrangements with these PRC domestic companies and their respective Nominee Shareholders. These contractual agreements include loan agreements, exclusive purchase option agreements, exclusive technology consulting and services agreements, intellectual property rights license agreement, equity pledge agreements, powers of attorney, business cooperation agreements and business operation agreements. These contractual agreements can be extended at the Group’s relevant PRC subsidiaries’ options prior to the expiration date. Management concluded that these PRC domestic companies are VIEs of the Group, of which the Group is the ultimate primary beneficiary. As such, the Group consolidated the financial results of these PRC domestic companies and their subsidiaries in the Group’s consolidated financial statements. Refer to Note 2(b) to the consolidated financial statements for the principles of consolidation.

The following is a summary of the contractual agreements (collectively, “Contractual Agreements”) that the Group, through its subsidiaries, entered into with the VIEs and their Nominee Shareholders:

•	Loan agreements

Pursuant to the relevant loan agreements, the Group’s relevant PRC subsidiaries have granted interest-free loans to the relevant Nominee Shareholders of the VIEs with the sole purpose of providing funds necessary for the capital injection to the relevant VIEs. The loans for initial and subsequent capital injections are eliminated with the capital of the relevant VIEs during consolidation. The Group’s relevant PRC subsidiaries can require the Nominee Shareholders to settle the loan amount with the equity interests of relevant VIEs, subject to any applicable PRC laws, rules and regulations. The loan agreements are renewable upon expiration.

•	Exclusive purchase option agreements

The Nominee Shareholders of the VIEs have granted the Group’s relevant PRC subsidiaries the exclusive and irrevocable right to purchase from the Nominee Shareholders, to the extent permitted under PRC laws and regulations, part or all of the equity interests in these entities for a purchase price equal to the lowest price permitted by PRC laws and regulations. The Group’s relevant PRC subsidiaries may exercise such option at any time. In addition, the VIEs and their Nominee Shareholders have agreed that without prior written consent of the Group’s relevant PRC subsidiaries, they will not transfer or otherwise dispose the equity interests or declare any dividend.

•	Exclusive technology consulting and services agreements

The Group’s relevant PRC subsidiaries and relevant VIEs entered into exclusive technology consulting and services agreements under which relevant VIEs engage the Group’s relevant PRC subsidiaries as their exclusive provider of technical platform and technical support, maintenance and other services. The VIEs shall pay to the Group’s relevant PRC subsidiaries service fees determined based on the volume and market price of the service provided. The Group’s relevant PRC subsidiaries exclusively own any intellectual property arising from the performance of the agreements. During the term of the agreements, the relevant VIEs may not enter into any agreement with third parties for the provision of identical or similar services without prior consent of the Group’s relevant PRC subsidiaries.

•	Intellectual property rights license agreement

Pursuant to the intellectual property rights license agreement, Jingdong Century has granted Jingdong 360 non-exclusive rights to use certain software products, trademarks, website, copyrights, and domain names developed or owned by Jingdong Century within the scope of internet information service operation of Jingdong 360 and in the territory of PRC. Jingdong 360 has agreed to pay license fees to Jingdong Century and the amount of the license fee is at least RMB10 per year, subject to annual evaluation and adjustment.

•	Equity pledge agreements

Pursuant to the relevant equity pledge agreements, the Nominee Shareholders of the VIEs have pledged all of their equity interests in relevant VIEs to the Group’s relevant PRC subsidiaries as collateral for all of their payments due to the Group’s relevant PRC subsidiaries and to secure their obligations under the above agreements. The Nominee Shareholders may not transfer or assign the equity interests, the rights and obligations in the equity pledge agreements or create or permit to create any pledges which may have an adverse effect on the rights or benefits of the Group’s relevant PRC subsidiaries without the Group’s relevant PRC subsidiaries’ preapproval. The Group’s relevant PRC subsidiaries are entitled to transfer or assign in full or in part the equity interests pledged. In the event of default, the Group’s relevant PRC subsidiaries as the pledgee, will be entitled to request immediate repayment of the loans or to dispose of the pledged equity interests through transfer or assignment. The equity pledge agreements will expire on the second anniversary of the date when the Nominee Shareholders have completed all their obligations under the above agreements unless otherwise terminated earlier by the Group’s relevant PRC subsidiaries.

•	Power of attorney

Pursuant to the irrevocable power of attorney, each of the Nominee Shareholders appointed any person designated by the Group’s relevant PRC subsidiaries as their attorney-in-fact to exercise all shareholder rights under PRC law and the relevant articles of association, including but not limited to, voting on their behalf on all matters requiring shareholder approval, disposing of all or part of the Nominee Shareholders’ equity interests, and electing, appointing or removing directors and the general manager of the VIEs. Each power of attorney will remain in force during the period when the Nominee Shareholders continues to be shareholders of the VIEs. Each Nominee Shareholders has waived all the rights which have been authorized to the person designated by the Group’s relevant PRC subsidiaries under each power of attorney.

•	Business cooperation agreement

Pursuant to the business cooperation agreement, Jingdong 360 has agreed to provide to Jingdong Century and Shanghai Shengdayuan services, including operating the Group’s website, posting Jingdong Century’s and Shanghai Shengdayuan’s product and service information on the website, transmitting the users’ order and transaction information to Jingdong Century and Shanghai Shengdayuan, processing user data and transactions in collaboration with banks and payment agents and other services reasonably requested by Jingdong Century and Shanghai Shengdayuan. Jingdong Century and Shanghai Shengdayuan agree to pay service fees to Jingdong 360 on a quarterly basis. The service fee should be 105% of Jingdong 360’s operating costs incurred in the previous quarter, but in no event more than RMB20 per quarter.

•	Business operation agreements

Pursuant to the business operation agreements, the relevant Nominee Shareholders of the VIEs must appoint the candidates nominated by the Group’s relevant PRC subsidiaries to be the directors on their board of directors in accordance with applicable laws and the articles of association of VIEs, and must cause the persons recommended by the Group’s relevant PRC subsidiaries to be appointed as their general manager, chief financial officer and other senior executives.

•	Risks in relations to the VIE structure

In the opinion of management, the Group’s relevant PRC subsidiaries’ Contractual Arrangements with the VIEs and the Nominee Shareholders are in compliance with PRC laws and regulations and are legally binding and enforceable. The Nominee Shareholders are also shareholders or nominees of shareholders of the Group and therefore have no current interest in seeking to act contrary to the Contractual Arrangements. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and regulations including those that govern the Group’s Contractual Arrangements, which could limit the Group’s ability to enforce these Contractual Arrangements and if the Nominee Shareholders of the VIEs were to reduce their interests in the Group, their interest may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the Contractual Arrangements. The Group’s ability to control the VIEs also depends on the power of attorney the Group’s relevant PRC subsidiaries have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Group believes these power of attorney are legally enforceable but may not be as effective as direct equity ownership. In addition, if the Group’s corporate structure and the Contractual Arrangements with the VIEs through which the Group conducts its business in PRC were found to be in violation of any existing or future PRC laws and regulations, the Group’s relevant PRC regulatory authorities could:

•	revoke or refuse to grant or renew the Group’s business and operating licenses;

•	restrict or prohibit related party transactions between the Group’s relevant PRC subsidiaries and their subsidiaries, the VIEs;

•	impose fines, confiscate income or other requirements which the Group may find difficult or impossible to comply with;

•	require the Group to alter the corporate structure operations; and

•	restrict or prohibit the Group’s ability to finance its operations.

The imposition of any of these government actions could result in a material adverse effect on the Group’s ability to conduct its operations. In such case, the Group may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs in the Group’s consolidated financial statements. In the opinion of management, the likelihood for the Group to lose such ability is remote based on current facts and circumstances. The Group’s operations depend on the VIEs to honor their contractual agreements with the Group. These agreements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in China. The management believes that each of the Contractual Agreements constitutes valid and legally binding obligations of each party to such contractual agreements under PRC Laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application to an effect on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the Contractual Agreements. Meanwhile, since the PRC legal system continues to rapidly evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the Contractual Arrangements should the VIEs or the Nominee Shareholders of the VIEs fail to perform their obligations under those arrangements.

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs and their subsidiaries taken as a whole, which were included in the Group’s consolidated financial statements with intercompany transactions eliminated:

	As of December 31,
	2015	2016
	RMB	RMB
Total assets	12,369,251	46,480,948
Total liabilities	12,705,021	40,938,812

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Total net revenues	3,431,134	4,637,086	8,443,868
Net loss	(41,228)	(293,862)	(1,033,348)

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Net cash provided by operating activities	1,450,744	1,394,182	693,572
Net cash used in investing activities	(494,633)	(169,549)	(32,808,451)
Net cash provided by financing activities	438,891	610,194	32,462,465

Net increase in cash and cash equivalents	1,395,002	1,834,827	347,586
Cash and cash equivalents at beginning of year	333,378	1,728,380	3,563,207

Cash and cash equivalents at end of year	1,728,380	3,563,207	3,910,793

As of December 31, 2015 and 2016, the total assets of the Group’s VIEs and VIEs’ subsidiaries were mainly consisting of cash and cash equivalents, accounts receivable, inventories, prepayments and other current assets, other investments, loan receivables, investment securities, investment in equity investees, property, equipment and software and intangible assets. As of December 31, 2015 and 2016, the total liabilities of the VIEs and VIEs’ subsidiaries were mainly consisting of short-term borrowings, accounts payable, advance from customers, accrued expenses and other current liabilities and liabilities to the Group’s other subsidiaries. These balances have been reflected in the Group’s consolidated financial statements with intercompany transactions eliminated.

In January 2016, JD Finance issued ordinary shares with preferential rights to certain investors for a RMB6,650,000 financing, such shares were classified as mezzanine equity since they are contingently redeemable (see Note 19). As of December 31, 2016, the balance of mezzanine equity of the Group’s VIEs and VIEs’ subsidiaries were RMB7,056,921. The redemption value accretion of the mezzanine equity was RMB444,657 for the year ended December 31, 2016.

In accordance with the Contractual Agreements, the Group’s relevant PRC subsidiaries have the power to direct activities of the Group’s VIEs and VIEs’ subsidiaries, and can have assets transferred out of the Group’s VIEs and VIEs’ subsidiaries. Therefore, the Group’s relevant PRC subsidiaries consider that there is no asset in the Group’s VIEs and VIEs’ subsidiaries that can be used only to settle their obligations except for registered capitals and PRC statutory reserves of the Group’s VIEs amounting to RMB307,432 as of December 31, 2016. As the Group’s VIEs and VIEs’ subsidiaries are incorporated as limited liability companies under the PRC Company Law, the creditors do not have recourse to the general credit of the Group’s relevant PRC subsidiaries for all the liabilities of the Group’s VIEs and VIEs’ subsidiaries. The total shareholders’ deficit of the Group’s VIEs and VIEs’ subsidiaries was RMB335,770 and RMB1,514,785 as of December 31, 2015 and 2016, respectively.

Currently there is no contractual arrangement that could require the Group’s relevant PRC subsidiaries or the Group to provide additional financial support to the Group’s VIEs and VIEs’ subsidiaries. As the Group is conducting certain businesses in the PRC through the VIEs and VIEs’ subsidiaries, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.

There is no VIE where the Group or any subsidiary has a variable interest but is not the primary beneficiary.